Earnings per Common Share	12 Months Ended
Dec. 31, 2016
Earnings per Common Share [Abstract]
Earnings per Common Share

10. Earnings per Common Share

 The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year. The computation of diluted earnings per share assumes the foregoing and the exercise of all granted RSUs (Note 8) using the treasury stock method.

Numerator

	2016	2015	2014
Net income attributable to Tsakos Energy Navigation Limited………………………...	$55,783	$158,217	$33,527
Preferred share dividends, Series B……….	(4,000)	(4,000)	(4,000)
Preferred share dividends, Series C……….	(4,437)	(4,437)	(4,438)
Preferred share dividends, Series D……….	(7,438)	(5,000)	-
Net income attributable to common share holders……………………………………..	39,908	144,780	25,089
Denominator
Weighted average common shares outstanding…………………………………	84,905,078	85,827,597	79,114,401
Basic and diluted earnings per common share	$0.47	$1.69	$0.32

For 2016, 2015 and 2014 there were no non-vested RSUs.